Recently Issued International Financial Reporting Standards	6 Months Ended
Jun. 30, 2018
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Recently Issued International Financial Reporting Standards
3.	Recently Issued International Financial Reporting Standards

Except as otherwise indicated, the accounting policies adopted in the preparation of these interim financial statements are consistent with those applied in the preparation of the Company’s annual financial statements for the year ended December 31, 2017.

Standards implemented since December 31, 2017

Revenue from Contracts with Customers—IFRS 15

In May 2014, the IASB issued IFRS 15, which supersedes existing revenue recognition guidance. Prior to the adoption of IFRS 15, revenue was recognized to the extent that it was probable that the economic benefits would flow to the Company and the revenue could be reliably measured. The new standard requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. To achieve that core principle, an entity must identify the contract(s) with a customer, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract, and recognize revenue when (or as) the entity satisfies the performance obligation. IFRS 15 is effective for annual and interim reporting periods beginning on or after January 1, 2018 and should be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying this update recognized at the date of initial application.

The adoption of IFRS 15 impacts the amortization of the Company’s up-front license payments. The Company previously recognized revenue from up-front license payments on a straight-line basis over the contractual term or the period of continuing involvement which was previously estimated to be 21 years for the collaboration and license agreement the Company entered into with Incyte Corporation (“Incyte”) on December 20, 2016 (the “Incyte collaboration and license agreement”), and 4.5 years for the research and license agreement the Company entered into with ONO Pharmaceutical Co., Ltd. (“ONO”) on April 8, 2014 (the “ONO research and license agreement”). In applying IFRS 15, the Company has evaluated the distinct performance obligations in each agreement. Specifically, for Incyte, the total period for which the Company expects to provide access to its proprietary technology is currently estimated to be nine years, which is the research term initially agreed to in the Incyte collaboration and license agreement.

The Company adopted the new standard effective January 1, 2018, using the retrospective method, with the effect of initially applying this standard recognized at the beginning of the earliest period presented. The Company had two open contracts on the adoption date and has assessed these contracts under the new revenue standard. In addition, the Company elected to apply the practical expedient to not apply this guidance to contracts that were completed before the beginning of the earliest period presented, or January 1, 2016, and the practical expedients for contract modifications (assessing the contracts in combination with any modifications before January 1, 2017). Under the practical expedient, the Company excluded certain option and exclusivity agreements that expired in 2015 and 2014, respectively. As a result of the adoption of IFRS 15, prior year financial statements have been restated. The Company has accounted for the impact of adopting IFRS 15 as a cumulative catch-up as a decrease of approximately €8.7 million to deferred revenue with an offset to accumulated deficit, effective January 1, 2018.

The following financial statement line items have been shown to reflect the adjustments recognized for each individual line item in the Company’s respective consolidated statements for the period noted:

Condensed Consolidated Statement of Profit or Loss and Comprehensive Loss

	Three months ended June 30, 2017 (As originally presented)	IFRS 15 Adoption	Three months ended June 30, 2017 Restated
	(euros in thousands)
Revenue	4,027	2,210	6,237
Operating result	(10,162)	2,210	(7,952)
Total comprehensive loss for the period	(21,798)	2,210	(19,588)
Basic (and diluted) loss per share	(1.12)	0.11	(1.01)

	Six months ended June 30, 2017 (As originally presented)	IFRS 15 Adoption	Six months ended June 30, 2017 Restated
	(euros in thousands)
Revenue	6,313	3,808	10,121
Operating result	(20,928)	3,808	(17,120)
Total comprehensive loss for the period	(43,114)	3,808	(39,306)
Basic (and diluted) loss per share	(2.27)	0.20	(2.07)

Condensed Consolidated Statement of Financial Position

	December 31, 2017 As originally presented	IFRS 15 Adoption	December 31, 2017 Restated
	(euros in thousands)
Accumulated loss	(167,480)	8,705	(158,775)
Deferred revenue, non-current	130,195	(17,644)	112,551
Deferred revenue	6,996	8,939	15,935

Condensed Consolidated Statement of Cash Flows

	June 30, 2017 As originally presented	IFRS 15 Adoption	June 30, 2017 Restated
	(euros in thousands)
Result after taxation	(43,132)	3,808	(39,324)
Changes in working capital:
Deferred revenue	(3,091)	(3,808)	(6,899)

Financial Instruments—IFRS 9

IFRS 9- Financial Instruments (“IFRS 9”) replaces the provisions of IAS 39 that relate to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting. IFRS 9 also significantly amends other standards dealing with financial instruments such as IFRS 7 Financial Instruments: Disclosures. The Company assessed the classification and measurement of the financial instruments it held at the date of initial application of IFRS 9, or January 1, 2018, and has classified its financial instruments into the appropriate IFRS 9 categories. There were no changes to the carrying value of the Company’s financial instruments resulting from this reclassification and accordingly there was no impact to the Company’s opening accumulated deficit at January 1, 2018, as a result of the adoption of IFRS 9.

Standard issued but not yet effective

The IASB has issued a new standard on leases that will require lessees to recognize most leases on their balance sheets as lease liabilities with a corresponding right-of-use asset. The IASB has set an effective date to apply the new standard for periods beginning on or after January 1, 2019. The Company is assessing all effective agreements to determine whether there are embedded leases included under the definition in IFRS 16. Early adoption is permitted; however, the Company expects to adopt this standard in the first quarter of 2019. The Company is evaluating the impact that this guidance will have on the Company’s financial statements, including related disclosures, and expects the new standard to impact its internal controls, systems, and processes.